REVENUE AND CONTRACT ACCOUNTING (Details Narrative)	6 Months Ended
Jun. 30, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
Contract Liabilities	$ 957,997
Technology systems	211,452
Consulting recognized	$ 456,080